Air traffic liability	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Air traffic liability
18.	Air traffic liability
Air traffic liability is comprised of the following:

	December 31,
	2018	2017
Advance ticket sales	1,099,978	886,987
TudoAzul program	572,474	400,447

	1,672,452	1,287,434